Exploration and Evaluation Assets, Net (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets, Net

Total
As at December 31, 2022	685
Acquisition	31
Additions	80
As at September 30, 2023	796